Transamerica Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.2%
International Alternative Fund - 0.0% *
Transamerica Global Allocation Liquidating Trust, Class I2 (A)(B)(C)(D)	3,627	$ 4,588
International Equity Funds - 15.2%
Transamerica Emerging Markets Equity, Class I2 (B)	1,683,148	19,928,470
Transamerica Emerging Markets Equity, Class R6 (B)	23,889	284,517
Transamerica International Equity, Class I2 (B)	2,498,291	65,705,069
Transamerica International Focus, Class I2 (B)	2,496,311	16,999,877
Transamerica International Focus, Class R6 (B)	32,628	223,828
Transamerica International Small Cap Value, Class I2 (B)	179,416	3,333,555
Transamerica International Stock, Class I2 (B)	4,088,938	64,932,333
Transamerica International Stock, Class R6 (B)	15,847	251,649
		171,659,298
International Fixed Income Funds - 2.7%
Transamerica Emerging Markets Debt, Class I2 (B)	2,883,950	28,608,789
Transamerica Emerging Markets Debt, Class R6 (B)	202,556	2,013,406
		30,622,195
U.S. Equity Funds - 37.1%
Transamerica Capital Growth, Class I2 (A)(B)	1,190,927	14,898,502
Transamerica Capital Growth, Class R6 (A)(B)	16,509	206,527
Transamerica Large Cap Value, Class I2 (B)	10,155,924	183,111,300
Transamerica Large Cap Value, Class R6 (B)	15,853	285,983
Transamerica Mid Cap Growth, Class I2 (B)	856,324	7,424,329
Transamerica Mid Cap Growth, Class R6 (B)	21,735	188,010
Transamerica Mid Cap Value Opportunities, Class I2 (B)	730,135	7,549,595
Transamerica Mid Cap Value Opportunities, Class R6 (B)	28,014	293,870
Transamerica Small Cap Growth, Class I2 (B)	732,443	3,977,163
Transamerica Small Cap Growth, Class R6 (B)	62,597	339,275
Transamerica Small Cap Value, Class I2 (B)	912,971	5,012,210
Transamerica Small Cap Value, Class R6 (B)	62,991	352,122
Transamerica Sustainable Equity Income, Class I2 (B)	1,874,618	17,115,262
Transamerica US Growth, Class I2 (B)	5,276,963	179,205,669
Transamerica US Growth, Class R6 (B)	6,991	237,345
		420,197,162
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 42.2%
Transamerica Bond, Class I2 (B)	13,944,525	$ 113,787,321
Transamerica Bond, Class R6 (B)	164,069	1,335,519
Transamerica Core Bond, Class I2 (B)	33,228,088	288,419,806
Transamerica Floating Rate, Class I2 (B)	1,235,403	10,834,483
Transamerica High Yield Bond, Class I2 (B)	80,373	663,883
Transamerica High Yield Bond, Class R6 (B)	112,326	927,809
Transamerica Inflation Opportunities, Class I2 (B)	4,010,015	39,578,847
Transamerica Long Credit, Class I2 (B)	2,416,043	22,783,288
Transamerica Short-Term Bond, Class I2 (B)	977	9,695
		478,340,651
U.S. Mixed Allocation Fund - 1.0%
Transamerica Energy Infrastructure, Class I2 (B)	1,192,718	11,211,548
Total Investment Companies (Cost $910,470,997)		1,112,035,442
EXCHANGE-TRADED FUND - 0.3%
U.S. Equity Fund - 0.3%
State Street Health Care Select Sector SPDR ETF (E)	19,571	3,028,417
Total Exchange-Traded Fund (Cost $2,803,792)		3,028,417

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 1.35% (F), dated 01/30/2026, to be repurchased at $9,338,187 on 02/02/2026. Collateralized by a U.S. Government Obligation, 2.50%, due 03/31/2027, and with a value of $9,524,052.	$ 9,337,136	9,337,136
Total Repurchase Agreement (Cost $9,337,136)		9,337,136
Total Investments (Cost $922,611,925)		1,124,400,995
Net Other Assets (Liabilities) - 0.7%		8,014,226
Net Assets - 100.0%		$ 1,132,415,221
Transamerica Funds

Transamerica Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Notes	570	03/20/2026	$64,614,916	$63,742,031	$—	$(872,885)
EURO STOXX 50® Index	41	03/20/2026	2,812,025	2,892,146	80,121	—
S&P 500® E-Mini Index	21	03/20/2026	7,315,050	7,314,038	—	(1,012)
Total Futures Contracts					$80,121	$(873,897)
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,112,030,854	$—	$—	$1,112,030,854
Exchange-Traded Fund	3,028,417	—	—	3,028,417
Repurchase Agreement	—	9,337,136	—	9,337,136
Total	$1,115,059,271	$9,337,136	$—	$1,124,396,407
Investment Companies Measured at Net Asset Value (C)				4,588
Total Investments				$1,124,400,995
Other Financial Instruments
Futures Contracts (H)	$80,121	$—	$—	$80,121
Total Other Financial Instruments	$80,121	$—	$—	$80,121
LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(873,897)	$—	$—	$(873,897)
Total Other Financial Instruments	$(873,897)	$—	$—	$(873,897)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
Affiliated investments in another fund within Transamerica Funds, and/or a liquidating trust of a former Transamerica Fund. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2026	Shares as of January 31, 2026	Dividend Income	Net Capital Gain Distributions
Transamerica Bond, Class I2	$105,012,380	$12,192,388	$(3,000,000)	$(16,496)	$(400,951)	$113,787,321	13,944,525	$1,191,914	$—
Transamerica Bond, Class R6	5,299,201	28,266	(4,000,000)	132,146	(124,094)	1,335,519	164,069	28,266	—
Transamerica Capital Growth, Class I2	18,137,825	—	—	—	(3,239,323)	14,898,502	1,190,927	—	—
Transamerica Capital Growth, Class R6	251,431	—	—	—	(44,904)	206,527	16,509	—	—
Transamerica Core Bond, Class I2	288,459,140	4,928,635	(4,000,000)	(634,875)	(333,094)	288,419,806	33,228,088	2,928,635	—
Transamerica Emerging Markets Debt, Class I2	27,370,251	572,261	—	—	666,277	28,608,789	2,883,950	572,261	—
Transamerica Emerging Markets Debt, Class R6	3,379,669	70,445	(1,500,000)	(94,699)	157,991	2,013,406	202,556	70,445	—
Transamerica Emerging Markets Equity, Class I2	17,972,910	183,893	—	—	1,771,667	19,928,470	1,683,148	183,893	—
Transamerica Funds

Transamerica Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2026	Shares as of January 31, 2026	Dividend Income	Net Capital Gain Distributions
Transamerica Emerging Markets Equity, Class R6	$256,547	$2,587	$—	$—	$25,383	$284,517	23,889	$2,587	$—
Transamerica Energy Infrastructure, Class I2	10,040,276	110,785	—	—	1,060,487	11,211,548	1,192,718	110,785	—
Transamerica Floating Rate, Class I2	10,754,703	214,204	—	—	(134,424)	10,834,483	1,235,403	214,204	—
Transamerica Global Allocation Liquidating Trust, Class I2	4,588	—	—	—	—	4,588	3,627	—	—
Transamerica High Yield Bond, Class I2	652,570	11,333	—	—	(20)	663,883	80,373	11,333	—
Transamerica High Yield Bond, Class R6	5,381,040	40,302	(4,500,000)	(187,723)	194,190	927,809	112,326	40,302	—
Transamerica Inflation Opportunities, Class I2	39,480,949	296,661	—	—	(198,763)	39,578,847	4,010,015	296,661	—
Transamerica International Equity, Class I2	59,022,386	4,489,082	—	—	2,193,601	65,705,069	2,498,291	2,319,679	2,169,403
Transamerica International Focus, Class I2	17,751,661	231,683	—	—	(983,467)	16,999,877	2,496,311	92,821	138,862
Transamerica International Focus, Class R6	233,349	3,009	—	—	(12,530)	223,828	32,628	1,194	1,815
Transamerica International Small Cap Value, Class I2	5,185,728	231,546	(2,300,000)	632,942	(416,661)	3,333,555	179,416	218,502	13,044
Transamerica International Stock, Class I2	58,314,077	1,677,474	—	—	4,940,782	64,932,333	4,088,938	1,148,394	529,080
Transamerica International Stock, Class R6	226,001	6,495	—	—	19,153	251,649	15,847	4,445	2,050
Transamerica Large Cap Value, Class I2	184,021,304	5,963,832	(19,000,000)	3,755,149	8,371,015	183,111,300	10,155,924	465,361	5,498,471
Transamerica Large Cap Value, Class R6	259,516	8,634	—	—	17,833	285,983	15,853	674	7,960
Transamerica Long Credit, Class I2	22,928,044	286,406	—	—	(431,162)	22,783,288	2,416,043	286,406	—
Transamerica Mid Cap Growth, Class I2	7,766,741	1,473,610	—	—	(1,816,022)	7,424,329	856,324	513,987	959,623
Transamerica Mid Cap Growth, Class R6	196,742	37,395	—	—	(46,127)	188,010	21,735	13,043	24,352
Transamerica Mid Cap Value Opportunities, Class I2	7,024,250	1,087,423	—	—	(562,078)	7,549,595	730,135	197,995	889,428
Transamerica Mid Cap Value Opportunities, Class R6	273,457	41,812	—	—	(21,399)	293,870	28,014	7,609	34,203
Transamerica Short-Term Bond, Class I2	9,585	100	—	—	10	9,695	977	100	—
Transamerica Small Cap Growth, Class I2	3,940,604	502,619	—	—	(466,060)	3,977,163	732,443	—	502,619
Transamerica Small Cap Growth, Class R6	336,777	42,955	—	—	(40,457)	339,275	62,597	—	42,955
Transamerica Small Cap Value, Class I2	4,453,570	240,960	—	—	317,680	5,012,210	912,971	68,016	172,944
Transamerica Small Cap Value, Class R6	312,333	16,640	—	—	23,149	352,122	62,991	4,697	11,943
Transamerica Sustainable Equity Income, Class I2	15,907,914	45,986	—	—	1,161,362	17,115,262	1,874,618	45,986	—
Transamerica US Growth, Class I2	192,862,949	7,585,620	(7,500,000)	1,066,787	(14,809,687)	179,205,669	5,276,963	—	7,585,620
Transamerica US Growth, Class R6	245,254	9,830	—	—	(17,739)	237,345	6,991	—	9,830
Total	$1,113,725,722	$42,634,871	$(45,800,000)	$4,653,231	$(3,178,382)	$1,112,035,442	92,438,133	$11,040,195	$18,594,202
Transamerica Funds

Transamerica Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)
Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the
Schedule of Investments.

(D)	Restricted security. At January 31, 2026, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust, Class I2	07/31/2014	$37,318	$4,588	0.0%*

(E)	The shareholder reports for SPDR ETFs can be found at the following location: http://www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
(F)	Rate disclosed reflects the yield at January 31, 2026.
(G)
There were no transfers in or out of Level 3 during the period ended January 31, 2026. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
STOXX	Deutsche Börse Group & SIX Group Index
Transamerica Funds

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Asset Allocation - Moderate Portfolio (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Transamerica Funds

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Funds